Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Mar. 31, 2023	Mar. 30, 2023	Mar. 22, 2023
Subsequent Events (Details) [Line Items]
Principal amount		$ 360,000	$ 150,000
Price per share (in Dollars per share)		$ 10	$ 10
Aggregate shares (in Shares)	6,103,350
Trust account	$ 360,000
Subsequent one-month extension	$ 120,000